Accrued maintenance liability (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Maintenance Liability [Roll Forward]
Accrued maintenance liability at beginning of period	$ 3,534,388	$ 3,327,347
Maintenance payments received	456,395	462,937
Maintenance payments returned	(125,689)	(81,268)
Release to income other than upon sale	(76,461)	(76,389)
Lessor contribution, top-ups and other	(41,442)	(73,104)
Accrued maintenance liability at end of period	3,656,836	3,468,886
Non-cash investing and financing activities
Maintenance Liability [Roll Forward]
Release to income upon sale	$ (90,355)	$ (90,637)